Share-Based Payments - Restricted Stock Unit Activity (Detail) (Restricted Stock Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	32,751
Granted, shares	10,188
Vested, shares	(12,613)
Reinvested dividend equivalents, shares	1,071
Forfeited, shares	(1,461)
Nonvested, end of period, shares	29,936
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 22.50
Granted, weighted-average grant date fair value per share	$ 32.11
Vested, weighted-average grant date fair value per share	$ 19.74
Reinvested dividend equivalents, weighted-average grant date fair value per share	$ 29.69
Forfeited, weighted-average grant date fair value per share	$ 26.66
Nonvested, end of period, weighted-average grant date fair value per share	$ 26.99